FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2015
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

12.  FINANCIAL INSTRUMENTS

Fair value estimates and information about valuation methodologies regarding financial instruments are as follows:

Quoted market prices, where available, are used to estimate the fair values of financial instruments. In the absence of quoted market prices, fair values for such financial instruments are estimated using an income approach, based on discounted cash flows, or other valuation techniques.

Cash and cash equivalents, Current portion of investment, Trade accounts receivables and Trade accounts payables

The carrying amount approximates fair value because of the short maturity of these instruments.

Long-term debt

The fair value of bank borrowings is estimated based on the present value of future cash flows using the Company’s borrowing rate for the same contractual terms.

	Thousands of Yen
	2014		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	¥1,378,444	¥1,378,444	¥2,718,261	¥2,718,261
Current portion of investment	101,064	101,064	1,063	1,063
Trade accounts receivable	860,202	860,202	1,541,422	1,541,422

Liabilities:
Trade accounts payable	323,898	323,898	432,188	432,188
Short-term bank borrowing			36,000	36,000
Long-term debt:
Bank borrowings	712,600	713,612	1,224,668	1,226,651

Refer to Note 10 for fair value of plan asset which are comprised of the life insurance pooled investment portfolios and Note 14 for fair values of equity and debt securities and derivative financial instruments.

The level of the fair value hierarchy within the fair value measurement of cash equivalents is Level 1 and that of current portion of investments, debt securities, short-term debt and long-term debt is Level 2.

Significant Customers and Concentration of Credit Risk  — Trade accounts receivable from the Company’s three largest customers accounted for approximately 68.5% and 48.4% of the Company’s trade accounts receivable as of March 31, 2014 and 2015, respectively.

The Company conducts business based on periodic evaluations of the Customers’ financial conditions and generally does not require collateral to secure their obligations to the Company. The Company does not believe a significant risk of loss exists from a concentration of credit risk.